Commitments and contingencies (Details) - GBP (£) £ in Millions	Sep. 30, 2026	Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Energy purchase commitments	£ 16,785	£ 16,757
Contractual capital commitments	7,271	6,909
Capital commitments	475	£ 526
Authorised capital commitments but not contracted for	£ 366